Exhibit 99.1
KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (the “Company”)
Morgan Stanley Capital I Inc.
Morgan Stanley & Co. LLC (“Morgan Stanley”)
Cantor Fitzgerald & Co.
(together, the “Specified Parties”)

Re:  FREMF 2021-K128 Mortgage Trust – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file titled “K-128 Red Tape 4.13.2021.xlsm” provided to us on April 13, 2021, (the “Data File”) containing information on 64 mortgage loans (the “Mortgage Loans”) and the related 64 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral for the offering of the certificates by FREMF 2021-K128 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated.  Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the results, subject to the Instructions, to the information shown and found it to be in agreement, unless otherwise stated.  Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “materiality threshold” means that (i) dollar amounts and percentages were within $1.00 and 0.1%, respectively, (ii) dollar amounts were within $5.00 for Monthly Rent per Unit, and (iii) debt service coverage ratios were within 0.01.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures and listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Cut-off Date” means April 1, 2021, as provided by the Company.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG
International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value, as described in Attachment C.

•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.

•	The term “Provided Information” means collectively the Loan Files, Instructions, and Calculation Methodology.

We were instructed by the Company to perform the agreed-upon procedures described below on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.
We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions).  Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column on Attachment A, with the highest priority document listed first.

B.	Using certain information in the Data File and the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties listed in the Data File.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the materiality thresholds and Provided Information, without verification or evaluation of such materiality thresholds and Provided Information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the materiality thresholds or Provided Information, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

2

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA
April 13, 2021

3

ATTACHMENT A

COMPARED ATTRIBUTES
Attribute Number	Attribute	Source Document(s)
1	Annex #	Provided by Company
2	Freddie Mac Loan Number	Promissory Note, Loan Agreement, Commitment Letter, Investment Brief
3	Property Name	Provided by Company
4	Optigo Lender	Promissory Note, Loan Agreement
5	Address (Street)	Appraisal Report, Engineering Report, USPS Website
6	City	Appraisal Report, Engineering Report, USPS Website
7	County	Appraisal Report, Engineering Report, USPS Website
8	State	Appraisal Report, Engineering Report, USPS Website
9	Metropolitan Statistical Area	MSA File
10	Zip Code	Appraisal Report, Engineering Report, USPS Website
11	Property Type	Appraisal Report
12	Property Sub-Type	Appraisal Report, Investment Brief, Engineering Report, Property Inspection and Lease Audit, Loan Agreement
13	Cut-off Date	Provided by Company
14	Original Principal Balance	Promissory Note
15	Note Date	Promissory Note
16	Note Rate	Promissory Note
17	Rate Type	Promissory Note
18	Interest Calculation	Promissory Note
19	First Payment Date	Promissory Note
20	Maturity Date	Promissory Note
21	Payment Date	Promissory Note
22	Late Charge Grace Period (# of days)	Promissory Note
23	Amortization Type	Promissory Note
24	Interest Only Term	Promissory Note
25	Prepay Provision Description	Promissory Note
26	Defease To Maturity (Y/N)	Loan Agreement, Promissory Note
27	Partial Defeasance Permitted (Y/N)	Promissory Note
28	Appraised Value	Appraisal Report
29	Appraised Value Type	Appraisal Report
30	Appraisal Firm	Appraisal Report
31	Appraisal Date	Appraisal Report
32	Year Built	Engineering Report, Appraisal Report, Physical Risk Report

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
33	Year Renovated	Engineering Report, Appraisal Report, Physical Risk Report
34	Number of Units	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement
35	Affordable LI Units (<=80% AMI)	CRA Report
36	Affordable LI Units (<=60% AMI)	CRA Report
37	Affordable VLI Units (<=50% AMI)	CRA Report
38	Unit of Measure	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement
39	# Units - Commercial	Rent Roll, Investment Brief, Appraisal Report, Commercial Lease
40	Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report
41	FIRREA Eligible (Y/N)	Appraisal Report
42	Zoning Status	Zoning Report, Appraisal Report, Investment Brief, Promissory Note
43	Lien Position	Final Title Policy
44	Fee Simple/Leasehold	Final Title Policy
45	Ground Lease Rent	Ground Lease or Ground Lease Estoppel, Loan Agreement
46	Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel, Loan Agreement
47	Ground Lease Expiration Date w/ Extensions	Ground Lease or Ground Lease Estoppel, Loan Agreement
48	U/W EGI	Asset Summary Report (Excel or PDF), Investment Brief
49	U/W Expenses	Asset Summary Report (Excel or PDF), Investment Brief
50	U/W NOI	Asset Summary Report (Excel or PDF), Investment Brief
51	Underwritten Annual Reserves	Asset Summary Report (Excel or PDF), Investment Brief
52	U/W NCF	Asset Summary Report (Excel or PDF), Investment Brief
53	Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
54	Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
55	Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
56	Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief
57	Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
58	2nd Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
59	2nd Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
60	2nd Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
61	2nd Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief
62	2nd Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
63	3rd Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
64	3rd Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
65	3rd Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
66	3rd Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief
67	3rd Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
68	Occupancy as of Date	Rent Roll
69	Tenant Concentration Type
For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief
For Age Restricted concentrations: Appraisal Report, Investment Brief
For Assisted Living/Independent Living concentrations: Loan Agreement
For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

70	% of Tenant Concentration
For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief
For Age Restricted concentrations: Appraisal Report, Investment Brief
For Assisted Living/Independent Living concentrations: Loan Agreement
For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

71	Non-Compliance Provisions (Y/N)	Loan Agreement
72	Regulatory Agreement (Y/N)	Loan Agreement
73	Rental Subsidy Indicator (Y/N)	Provided by Company
74	Rental Subsidy Type	Provided by Company
75	Condo Ownership (% or N/A)	Loan Agreement, Investment Brief
76	Amount Sq. Ft - Commercial	Appraisal Report, Rent Roll, Investment Brief, Commercial Lease
77	Environmental Firm	Phase I Environmental Report, Physical Risk Report, Database Review
78	Phase I Environmental Report Date	Phase I Environmental Report, Physical Risk Report, Database Review

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
79	Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Database Review
80	Phase II Performed (Y/N)	Phase II Environmental Report
81	Phase II Environmental Report Date	Phase II Environmental Report
82	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report & Phase II Environmental Report, Physical Risk Report, Database Review
83	Engineering Firm	Engineering Report, Physical Risk Report
84	Engineering Report Date	Engineering Report, Physical Risk Report
85	Immediate Repairs Cost Estimate	Engineering Report, Physical Risk Report
86	Replacement Reserves Cost Estimate per Year	Engineering Report, Physical Risk Report
87	Seismic Firm	Seismic Report
88	Seismic Report Date	Seismic Report
89	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report, Physical Risk Report
90	PML Report Required (Y/N)	Seismic Report, Engineering Report, Physical Risk Report
91	PML (%)	Seismic Report
92	Green Advantage	Loan Agreement, CRA Report
93	Tax Reserve - Current Balance ($ or N/A)	Servicing Tape
94	Tax Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement
95	Tax Reserve - Contractual Payment ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
96	Insurance Reserve - Current Balance ($ or N/A)	Servicing Tape
97	Insurance Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement
98	Insurance Reserve - Contractual Payment	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
99	Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
100	Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement, Escrow Agreement
101	Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
102	Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
103	Replacement Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement
104	Replacement Reserve - Contractual Payment ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
105	Replacement Reserve - Contractual - Cap ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
106	Other Reserve - Current Balance ($ or N/A)	Servicing Tape

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
107	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement, Escrow Agreement
108	Other Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
109	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
110	Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
111	Springing Reserve Name	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
112	Springing Reserve Amount ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
113	Springing Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
114	Letter of Credit Amount	Letter of Credit, Loan Agreement
115	Letter of Credit Description	Letter of Credit, Loan Agreement
116	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
117	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
118	Environmental Insurance (Y/N)	Environmental Insurance Certificate, Loan Agreement, Form 1133, MICT Screenshot
119	Environmental Insurance Expiration Date	Provided by Company
120	Environmental Insurance Carrier (Name or N/A)	Provided by Company
121	Environmental Insurance Carrier Rating	Provided by Company
122	Environmental Insurance Coverage ($ or N/A)	Provided by Company
123	Flood Insurance (Y/N)	Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, MICT Screenshot
124	Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, MICT Screenshot
125	Earthquake Insurance In Place (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot, Loan Agreement
126	Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
127	Terrorism Insurance Expiration Date	Provided by Company
128	Terrorism Insurance Coverage ($ or N/A)	Provided by Company
129	Terrorism Insurance Deductible ($ or N/A)	Provided by Company
130	Terrorism Insurance Carrier (Name or N/A)	Provided by Company
131	Terrorism Insurance Carrier Rating	Provided by Company
132	Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
133	Property Insurance Expiration Date	Provided by Company
134	Property Insurance Carrier (Name or N/A)	Provided by Company
135	Property Insurance Carrier Rating	Provided by Company
136	Property Insurance Coverage ($ or N/A)	Provided by Company
137	Property Insurance Deductible ($ or N/A)	Provided by Company

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
138	Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, MICT Screenshot
139	Liability Insurance Expiration Date	Provided by Company
140	Liability Insurance Carrier (Name or N/A)	Provided by Company
141	Liability Insurance Carrier Rating	Provided by Company
142	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	Provided by Company
143	Liability Insurance Deductible ($ or N/A)	Provided by Company
144	Cash Management (Description or N/A)	Cash Management, Lockbox Agreement, Loan Agreement
145	Lockbox (Y/N)	Cash Management, Lockbox Agreement, Loan Agreement
146	Existing Financing In Place (existing) (Y/N)	Loan Agreement, Secondary Financing Documents
147	Existing Financing Amount (existing)	Loan Agreement, Secondary Financing Documents
148	Existing Financing Description (existing)	Loan Agreement, Secondary Financing Documents
149	Future Mezzanine Debt (Y/N)	Loan Agreement
150	Future Secondary Financing (Y/N)	Loan Agreement
151	Future Secondary Financing Description	Loan Agreement
152	Substitution Permitted (Y/N)	Loan Agreement, Cross Collateralization Agreement
153	Number of Properties per Loan	Loan Agreement, Appraisal, Title Policy
154	Collateral Release Price ($ or N/A)	Promissory Note, Loan Agreement, Cross Collateralization Agreement
155	Crossed Loans	Promissory Note, Loan Agreement, Cross Collateralization Agreement
156	Release (Y or N or N/A)	Loan Agreement, Cross Collateralization Agreement
157	Release Provisions (Description or N/A)	Loan Agreement, Cross Collateralization Agreement
158	Loan Purpose	Loan Agreement, Settlement Statement, Investment Brief
159	Borrowing Entity	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
160	Entity Type	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
161	State of Organization	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
162	Borrower Principal	Provided by Company
163	Borrower Type	Loan Agreement
164	Tenants In Common (Y/N)	Loan Agreement
165	Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement, Borrower Organizational Documents, Trust Agreements, Assumption Documents

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
166	Independent Director (Y/N)	Loan Agreement
167	Non-Consolidation Opinion (Y/N)	Opinion of Counsel
168	Assumption Fee	Loan Agreement
169	Recourse(Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement
170	Recourse Description	Promissory Note, Loan Agreement, Guaranty Agreement
171	Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Exceptions to Non-Recourse Agreement, Loan Agreement, Assumption Documents
172	Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Exceptions to Non-Recourse Agreement, Loan Agreement, Assumption Documents
173	Environmental Carveout (Y/N)	Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
174	Fraud Carveout (Y/N)	Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
175	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
176	Voluntary Bankruptcy Carveout (Y/N)	Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
177	Waste Carveout (Y/N)	Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
178	Borrower/Principal Liquid Assets	Provided by Company
179	Borrower/Principal Net Worth	Provided by Company
180	Borrower Or Principal Prior Bankruptcy (Y/N)	Freddie Mac Form 1115, Investment Brief, Borrower Organizational Documents
181	Bankruptcy Description (Chapter # or N/A)	Provided by Company
182	Management Company	Management Agreement, Assignment of Management Agreement, Loan Agreement
183	Primary Servicing Fee	Exhibit A to Commitment Letter, Exhibit A to Early Rate Lock Agreement
184	Master Servicing Fee	Provided by Company
185	Trustee Fee	Trustee Fee Bid Letter
186	Master Servicing Surveillance Fee	Provided by Company
187	CREFC Royalty Fee	CREFC Fee Letter

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute Number	Attribute	Calculation Methodology
188	Cut-off Balance
Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

189	Maturity Balance
Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Monthly Debt Service that is due on the Maturity Date using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

190	% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of pool Cut-off Balances.
191	Monthly Debt Service	If Amortization Type is equal to “Interest Only”, set equal to Monthly Debt Service (IO). Otherwise, confirm using Promissory Note.
192	Monthly Debt Service (IO)
Recompute using the Original Principal Balance, Interest Calculation, Interest Only Term and Note Rate. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

193	Original Amortization Term (months)	Recompute using the Original Principal Balance, Note Rate and Monthly Debt Service.
194	Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
195	Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.
196	Remaining Term	Original Loan Term (months) minus Seasoning as of Cut Off Date.
197	Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.
198	Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
199	LTV at Cutoff	Cut-off Balance divided by Appraised Value.
200	LTV at Maturity	Maturity Balance divided by Appraised Value.

B-1

ATTACHMENT B
Attribute Number	Attribute	Calculation Methodology
201	U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
202	U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
203	Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
204	2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
205	3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
206	Occupancy Rate	Number of occupied units listed on the Rent Roll Source Document divided by Number of Units.
207	Monthly Rent per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report, Investment Brief, or Loan Agreement Source Documents.
208	% of GPR from Commercial Rental Income	Commercial income divided by the sum of commercial income and residential gross potential rent from the Asset Summary Report Excel Source Document.
209	CDCR (Combined DCR)
Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing (i) has a floating interest rate or (ii) is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows. Otherwise, U/W NCF divided by product of 12 and the sum of Monthly Debt Service and monthly debt service of Existing Financing In Place (existing) (Y/N).

210	CLTV (Combined LTV)
Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing is ‘soft debt’. Otherwise, sum of Cut-off Balance and Existing Financing Amount (existing), divided by Appraised Value.

211	Affiliated Borrowers Group Name	Recompute by grouping loans by Borrower Principal.
212	Special Servicing Surveillance Fee	Recompute using fee amount provided by Company and total Cut-off Balance.
213	Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.
214	Net Mortgage Rate	Note Rate minus Administration Fee.

B-2

ATTACHMENT C

INSTRUCTIONS

1.
For those Compared Attributes with the source document indicated as “Provided by Company,” and those Recomputed Attributes with the calculation methodology indicated as “Provided by Company,” we were instructed by the Company to assume the attribute or result is accurate and therefore, we did not perform any procedure.

2.
For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to (i) use ‘$0’ as the value for the Compared Attribute when the Source Documents contained an Environmental Cost to Cure of less than $5,000, (ii) use ‘N/A’ as the value for the Compared Attribute when the Source Documents did not indicate a value and (iii) exclude any radon mitigation costs in the value for the Compared Attribute.

3.
For the Compared Attribute “Flood Insurance (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Standard Flood Hazard Determination Form had the ‘No’ field marked in the ‘Determination’ section, or when no Standard Flood Hazard Determination Form was available and the Loan File did not indicate that the Mortgaged Property was located in a special flood hazard area. When the Standard Flood Hazard Determination Form had the ‘Yes’ field marked in the ‘Determination’ section, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute if either flood insurance or an approved waiver was stated in the Source Documents.

4.
For the Compared Attribute “Earthquake Insurance In Place (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Compared Attribute “Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)” is equal to ‘No’ or when the Compared Attribute “PML (%)” is less than or equal to 20.0%. Notwithstanding the above, if the Loan Agreement requires earthquake insurance due to building retrofitting we were instructed by the Company to use the Source Documents to determine the value for the Compared Attribute “Earthquake Insurance In Place (Y/N)”.

5.
For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where “Property Sub-Type” is equal to “Manufactured Housing Community” or contains “MHC”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

6.
For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where a Physical Risk Report was provided, if the ‘Seismic Risk’ section of the Physical Risk Report did not indicate any seismic risk factors present, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

7.
For the Compared Attribute “Appraised Value Type”, we were instructed by the Company to use only the values “As-Is”, “As-Complete”, and “As-Stabilized” (each, an “Acceptable Value Type”). If the Appraisal Report included more than one of an Acceptable Value Type, we were instructed by the Company to use the appraised value listed in the ‘Loan Terms and Underwriting Summary’ section of the Investment Brief to determine which Appraisal Report value to use for the Compared Attribute “Appraised Value”. For the Mortgaged Property with a Property Name equal to “Georgetown Apartments”, we were instructed by the Company to use the “As Is” Market Value noted in the Appraisal Report for the Compared Attribute “Appraised Value”. For the Mortgaged Property with a Property Name equal to “Columbia Luxar” we were instructed by the Company to use the As Is – Rent Restricted value noted in the Appraisal Report for the Compared Attribute “Appraised Value”.

8.
For the Compared Attributes “Tenant Concentration Type” and “% of Tenant Concentration”, we were instructed by the Company to exclude concentration types and percentages listed for ‘Seniors’ in the Source Documents.

C-1

ATTACHMENT C

9.
For the Compared Attribute “Borrower Or Principal Prior Bankruptcy (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Source Document (“Freddie Mac Form 1115”) did not have ‘Yes’ checked.

10.
For the Compared Attribute “Other Reserve - Initial Deposit ($ or N/A)”, we were instructed by the Company to use the value defined in the Loan Agreement as the ‘Radon Repair Reserve Deposit’ as the value for the Compared Attribute when the Loan Agreement had ‘Radon Remediation requirement identified as of the Effective Date’ checked.

11.
For the Compared Attribute “Other Reserve - Contractual Payment ($ or N/A)”, we were instructed by the Company to use ‘Springing’ as the value for the Compared Attribute when the Loan Agreement had ‘Radon Screening required’ or ‘Radon Testing required’ checked, and ‘Radon Remediation requirement identified as of the Effective Date’ was not checked.

12.
For the Compared Attribute “Borrower Type”, we were instructed by the Company to use 'SPE ($20M or less)' as the value for the Compared Attribute when the Loan Agreement had a rider titled ‘Single Purpose Entity Borrower (Loans $15,000,000 Or Less)' or a rider titled 'Single Purpose Entity Borrower (Loans $20,000,000 Or Less)'.

13.
For all Mortgage Loans where the “Crossed Loans” Compared Attribute was not equal to “N/A”, Mortgage Loans with the same “Crossed Loans” value were considered to be a group (each, a “Crossed Loan Group”). Each underlying mortgage loan in a Crossed Loan Group is treated as having the same LTV at Cutoff, LTV at Maturity, Cut-off Balance Per Unit, U/W DSCR (NCF), U/W IO DSCR (NCF), Most Recent DSCR (NCF), 2nd Most Recent DSCR (NCF), and 3rd Most Recent DSCR (NCF) as such Crossed Loan Group as a whole. These ratios, except for the Cut-off Balance Per Unit, reflect, in each case, a weighted average of the respective individual ratio for each underlying mortgage loan in such Crossed Loan Group, weighted based on the Cut-off Balance for such underlying mortgage loan relative to the aggregate Cut-off Balance for all of the underlying mortgage loans in such Crossed Loan Group. The Cut-off Balance Per Unit for the underlying mortgage loans in such Crossed Loan Group is based on the aggregate Cut-off Balance for all of the underlying mortgage loans in such Crossed Loan Group and the aggregate Number of Units of all of the mortgaged real properties securing such underlying mortgage loans.

C-2